Derivative Financial Instruments and Hedging (Derivative instruments fair value hedge assets and liabilities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2026	Mar. 31, 2026
Investment in Securities
Derivative Instruments, Gain (Loss) [Line Items]
Carrying amount, Assets as hedged items in fair value hedges	¥ 718,569	¥ 701,086
The cumulative amount of fair value hedging adjustments included in the carrying amount, Assets as hedged items in fair value hedges	¥ 7,941	¥ 10,090
Hedged Asset, Statement of Financial Position [Extensible Enumeration]	Investment in securities	Investment in securities
Long-Term Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Carrying amount, Liabilities as hedged items in fair value hedges	¥ 14,500	¥ 23,000
The cumulative amount of fair value hedging adjustments included in the carrying amount, Liabilities as hedged items in fair value hedges	¥ 0	¥ 0
Hedged Liability, Statement of Financial Position [Extensible Enumeration]	Long-term Debt	Long-term Debt